Commitment and Contingencies - Net Lease Costs (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 6,557
Variable lease cost	1,353
Sublease income	(338)
Net lease cost	$ 7,572